SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Deferred government grants (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Property and equipment, net
Government grants
Deferred government grants	¥ 91,647	¥ 9,909
Accrued expenses and other payables
Government grants
Deferred government grants	50	38
Other long-term liabilities
Government grants
Deferred government grants	¥ 58,068	¥ 114,209